Investment Strategy - Academy Veteran Bond ETF	Nov. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities which are backed by pools of loans that the Fund’s investment sub-adviser, Academy Asset Management, LLC (d/b/a Academy Asset Management) (the “Sub-Adviser”), determines were made to U.S. service members, military veterans, their survivors, or veteran-owned businesses (the “80% Veteran Bond Policy”). For purposes of the 80% Veteran Bond Policy, the Sub-Adviser determines whether loans are made to U.S. service members, military veterans, their survivors, or veteran-owned businesses based on identifying codes in relevant loan documentation.

●	The relevant GSE (defined below) adds identifying codes to the documentation (based on eligibility determined by the U.S. Veterans Administration) for mortgage-backed securities (“MBS”) that are pools of loans made to U.S. military service members, military veterans, or their survivors. Similarly, Small Business Administration (“SBA”) loan documentation includes identifying codes if the loans were made to veteran-owned businesses. The Sub-Adviser relies on a third-party data provider to identify the codes for determining the MBS and pools of SBA loans that meet the foregoing criteria.

The Fund will primarily invest in MBS that are issued and/or guaranteed by government-sponsored enterprises (each a “GSE”), such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). For purposes of the 80% Veteran Bond Policy, the Fund will only invest in MBS where the relevant GSE provides a reliable mechanism to determine whether loans included in MBS are made to U.S. service members, military veterans, or their survivors. See “ADDITIONAL INFORMATION ABOUT THE FUND – Principal Investment Strategies” in this Prospectus for more information about GSEs that currently provide such a mechanism. The Fund may also invest in government agency pools of small business loans backed by the SBA.

●	SBA and Ginnie Mae securities are generally backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are generally backed by the general creditworthiness and reputation of the U.S. government agency, GSE, or government corporation issuing the security and are not guaranteed by the U.S. Department of the Treasury or backed by the full faith and credit of the U.S. Government.

The Fund may purchase MBS through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA transaction.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date and the Fund has the option to either accept delivery or roll into another TBA transaction. The Fund, pending settlement of such TBA transaction, will invest the assets that would be used to settle the TBA transaction in high quality, liquid short-term instruments such as U.S. Treasury securities, securities issued by government agencies, repurchase agreements, and commercial paper.

In addition to its investments in MBS and pools of SBA loans, the Fund will from time to time also invest in certain other bonds and fixed income securities and/or hold cash and cash-equivalents (such as U.S. treasuries).

The Fund will invest only in bonds and other fixed income securities that are rated investment grade (that is, securities rated Baa3/BBB- or higher), or if unrated, determined to be of comparable credit quality by the Sub-Adviser. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds. In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements.

The Sub-Adviser applies a “bottom up” approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Sub-Adviser may sell securities if it believes they no longer meet the Sub-Adviser’s investment criteria, if the Fund needs to raise cash for redemptions or expenses, or if there are significant changes in the market or economic conditions that may impact the security’s performance.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities which are backed by pools of loans that the Fund’s investment sub-adviser, Academy Asset Management, LLC (d/b/a Academy Asset Management) (the “Sub-Adviser”), determines were made to U.S. service members, military veterans, their survivors, or veteran-owned businesses (the “80% Veteran Bond Policy”).